Inventories	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Inventories	12. Inventories

Inventories are valued at the lower of weighted average cost and net realisable value. Cost comprises direct costs and, where appropriate, a proportion of attributable production overheads. Net realisable value is the estimated selling price less the estimated costs necessary to make the sale.

Inventories	€ million 2024	€ million 2023
Raw materials and consumables	1,912	1,815
Finished goods and goods for resale	3,569	3,662
Total inventories	5,481	5,477
Provision for inventories	(304)	(358)
	5,177	5,119
12. INVENTORIES continued

Provision for inventories	€ million 2024	€ million 2023
1 January	358	379
Charge to income statement	9	80
Reduction/releases	(56)	(63)
Currency translations	(1)	(32)
Others(a)	(6)	(6)
31 December	304	358
(a)Others include the amount relating to the acquisition/disposal of businesses and transfers.
Inventories with a value of €188 million (2023: €173 million) are carried at net realisable value, this being lower than cost. During 2024, a total expense of €259 million
(2023: €413 million) was recognised in the income statement for inventory write-downs and losses.